UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 333-133392

                               Cheswold Lane Funds
                           100 Front Street, Suite 960
                           West Conshohocken, PA 19428
                    (Address of principal executive offices)

                                 Eric F. Scharpf
                         Cheswold Lane Asset Management
                           100 Front Street, Suite 960
                           West Conshohocken, PA 19428
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (610) 940-5330
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

          Date of reporting period: July 1, 2005 through June 30, 2006
                                    ----------------------------------

ITEM 1. PROXY VOTING RECORD
The Trust voted no proxies during the period covered by this report.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cheswold Lane Asset Management

/s/ Eric F. Scharpf
------------------------------
Eric F. Scharpf
President
August 2, 2006